OTHER CURRENT LIABILITIES	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES

7. OTHER CURRENT LIABILITIES

Other current liabilities consist of a hospitality tax payable, a security deposit liability and accrued expenses related to payroll and interest. The balance of other current liabilities as of September 30, 2024, and June 30, 2024 was $124,815 and $75,356, respectively,

As of June 30, 2024, the balance consisted of accrued interest of $11,000 and payroll for non-related parties of $62,197. As of September 30, 2024 the balance consisted of payroll for non-related parties of $62,197, accrued interest of $44,000, security deposit liabilities of $17,700 and hospitality tax of $918.

8. OTHER CURRENT LIABILITIES

Other current liabilities consist of a hospitality tax payable, a security deposit liability and accrued expenses. the balance of other current liabilities was as of June 30, 2024, and 2023 was $75,356 and $118,860, respectively,

As of June 30, 2024, and 2023, the balance of accrued expenses was $73,196 and $118,860, respectively, As of June 30, 2023 the balance consisted of expenses relating to salary and payroll accrual for development and administration teams and the current portion of operating lease liabilities. As of June 30, 2024, salary and payroll accruals for related party are reported in due to related parties and current portion of operating lease liabilities are reported as its own line item. As June 30, 2024, the balance consisted of accrued interest of $11,000 and payroll for non-related parties of $62,196.75.